Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-use assets [Abstract]
Schedule of Balance Sheet	Supplemental balance sheet information related to operating leases was as follows:
As of December 31,
2023
Right-of-use assets, net	$7,087
Operating lease liabilities - current	2,495
Operating lease liabilities - non-current	4,592
Total operating lease liabilities	$7,087

Schedule of Weighted Average Remaining Lease Terms	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.75 years
Weighted average discount rate	3.65%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of December 31, 2023:
Twelve months ending December 31,
2024	$2,704
2025	2,704
2026	2,028
Less: imputed interest	350
Present value of lease liabilities	$7,086